Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) percent	Dec. 31, 2021 USD ($) percent	Dec. 31, 2020 USD ($) percent
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for CEO(2)	Compensation Actually Paid to CEO(3)(4)	Average Summary Compensation Table Total for Non-CEO NEOs(5)	Average Compensation Actually Paid to Non-CEO NEOs(4)(6)	Total Shareholder Return(7)	Peer Group Total Shareholder Return(7)(8)	Net Income(9) (Millions)	ROIC(9)
2022	$5,101,918	$2,935,179	$1,646,198	$822,005	$136	$84	$195	11.7%
2021	$4,600,775	$8,670,303	$2,006,061	$3,431,675	$176	$116	$351	15.2%
2020	$4,344,344	$5,138,320	$2,078,184	$2,388,500	$110	$89	$212	12.5%
	__________________________________________
Company Selected Measure Name	ROIC
Named Executive Officers, Footnote [Text Block]	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Andrew E. Asch, Greg L. Call	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Greg L. Call	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Greg L. Call
Peer Group Issuers, Footnote [Text Block]	Arrow Global Group, B2Holding, Hoist Finance, Intrum, Kruk and PRA Group, Inc. in both 2021 and 2022.	Arrow Global Group, B2Holding, Hoist Finance, Intrum, Kruk and PRA Group, Inc. in both 2021 and 2022.	Peer group consists of Arrow Global Group, B2Holding, Hoist Finance, Intrum, Kruk and PRA Group, Inc. in 2020
Changed Peer Group, Footnote [Text Block]		Arrow Global Group was removed from the peer group in 2021 after being acquired and taken private by TDR Capital on October 11, 2021.
PEO Total Compensation Amount	$ 5,101,918	$ 4,600,775	$ 4,344,344
PEO Actually Paid Compensation Amount	$ 2,935,179	8,670,303	5,138,320
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reflect the amounts reported in the “Summary Compensation Table Total for CEO” column adjusted as set forth in the table below, as determined in accordance with SEC rules. Amounts do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered

	2022	2021	2020
SCT Total Compensation	$5,101,918	$4,600,775	$4,344,344
Less: Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for the Applicable Fiscal Year	$3,561,534	$2,560,429	$2,272,939
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,226,965	$5,170,770	$2,817,824
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($1,130,661)	$1,397,906	$157,727
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Applicable Fiscal Year	$298,491	$61,282	$91,365
Less: Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	$0	$0	$0
Less: Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0
Compensation Actually Paid	$2,935,179	$8,670,303	$5,138,320

Non-PEO NEO Average Total Compensation Amount	$ 1,646,198	2,006,061	2,078,184
Non-PEO NEO Average Compensation Actually Paid Amount	$ 822,005	3,431,675	2,388,500
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reflect the amounts reported in the “Average Summary Compensation Table Total for Non-CEO NEO’s” column adjusted as set forth in the table below, as determined in accordance with SEC rules. Amounts do not reflect the actual amount of compensation earned by or paid to our Non-CEO NEO’s during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the Non-CEO NEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered.

	2022	2021	2020
SCT Total Compensation	$1,646,198	$2,006,061	$2,078,184
Less: Amounts Reported under the “Stock Awards” and “Option Award” Columns in SCT for the Applicable Fiscal Year	$917,470	$832,777	$795,674
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$481,428	$1,696,288	$983,988
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($238,359)	$521,863	$73,235
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$85,871	$40,241	$48,767
Less: Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	$235,663	$0	$0
Less: Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0
Compensation Actually Paid	$822,005	$3,431,675	$2,388,500

Equity Valuation Assumption Difference, Footnote [Text Block]	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, closing price of the Company’s common stock on applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), (2) for PSU awards (except TSR PSU awards), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement or actual results, as applicable, as of each such date, (3) for TSR PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) and (4) for Stock Options, a Black-Scholes option-pricing model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing Company stock price on the applicable revaluation date as the current market price as of the revaluation date, and in all cases based on expected term, volatility, dividend rates and risk free rates determined as of the revaluation date. For additional information on the assumptions used to calculate the valuation of the awards, see the “Stock-Based Compensation” footnote in the Notes to the Consolidated Financial Statements included in our Annual Report for the year ended December 31, 2022.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	The table below lists what we consider to be the most important financial performance measures used to link CAP to NEOs for the year ended December 31, 2022, to company performance. See the Compensation Discussion and Analysis section of this proxy statement for more information regarding the use of these performance metrics in our executive compensation program.

Performance Measures
ROIC
Relative Total Shareholder Return
Net Income

Total Shareholder Return Amount	$ 136	176	110
Peer Group Total Shareholder Return Amount	84	116	89
Net Income (Loss)	$ 195,000,000	$ 351,000,000	$ 212,000,000
Company Selected Measure Amount | percent	11.7	15.2	12.5
PEO Name	Mr. Masih	Mr. Masih	Mr. Masih
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member] | Grant Date Fair Value of Stock Awards Granted for the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,561,534	$ 2,560,429	$ 2,272,939
PEO [Member] | Change in Fair Value of Unvested Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,226,965	5,170,770	2,817,824
PEO [Member] | Change In Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,130,661	1,397,906	157,727
PEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	298,491	61,282	91,365
PEO [Member] | Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Actuarial Present Values for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted for the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	917,470	832,777	795,674
Non-PEO NEO [Member] | Change in Fair Value of Unvested Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	481,428	1,696,288	983,988
Non-PEO NEO [Member] | Change In Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	238,359	521,863	73,235
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	85,871	40,241	48,767
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	235,663	0	0
Non-PEO NEO [Member] | Change in Actuarial Present Values for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0